Discontinued Operation - Schedule of Cash Flow Items to Assist in Understanding Impact of Discontinued Operations (Detail) - Wells [Member] - USD ($) $ in Millions	9 Months Ended
	Sep. 30, 2015	Sep. 30, 2014
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Depreciation and amortization	$ 3.8	$ 8.0
Amortization of deferred financing costs and debt issuance costs	1.2	0.7
Capital expenditures	$ 4.8	$ 4.3